Warrants (Tables) - Warrant [Member]	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of warrant activity and changes
	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value

Outstanding - December 31, 2014	25,572,059	$0.27	3.89	-
Issued	-	-
Anti-Dilutive Adjustment	-	-
Exercised	-	-
Forfeited	-	-
Outstanding - December 31, 2015	25,572,059	$0.27	3.89	$-

Exercisable - December 31, 2015	25,572,059	$0.27	2.89	$-

Summary of significant assumptions used to measure the fair value of warrants
2014
Stock price	$0.14
Term	0.83-4.28 Years
Volatility	50%
Risk-free interest rate	0.25-1.38%
Exercise prices	$0.25-0.4488
Dividend yield	0.00%